[Rule 482 ad 1 page 1]

We beat the Nasdaq
when it went down. And we beat it
when it went up. Did your fund?
www.valgro.com

[Rule 482 ad 1 page 2]

Our Valgro® Fund beat the Nasdaq Composite when it went down and when it went up:

Average Annual Total Returns
Periods ended 6/30/04	1 Year	Life of Fund
Valgro Fund	31.37%	-13.02%
Nasdaq Composite	26.19%	-15.82%
S&P 500	17.07%	-4.74%

If you bought an index or stocks that were more volatile than the Nasdaq, you would expect them to go down more when the Nasdaq went down, and up more when the Nasdaq went up, beating the Nasdaq on the way up but losing on the way down.

And if the index or stocks were less volatile than the Nasdaq, you would expect them to go down less when the Nasdaq went down, and up less when the Nasdaq went up, beating the Nasdaq on the way down but losing on the way up.

But when the Nasdaq went down, we went down less, and when the Nasdaq went up, we went up even more. So we beat it both ways.

Of course, these figures represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The data quoted is for periods ending on past dates, so returns ending exactly today would probably be higher or lower.

Click below to read our prospectus. It has the fund's investment objectives, risks, charges, expenses, and other information, so examine it before investing.

The "Life of Fund" figure represents performance starting from the Fund's 2/9/00 inception.

Valgro is a registered service mark of Valgro Investments, Inc.

[Rule 482 ad 2 page 1]

Did your fund beat
both the S&P 500 and the
Nasdaq Composite? We did.
www.valgro.com

[Rule 482 ad 2 page 2]

Our Valgro® Fund beat both the S&P 500 and the Nasdaq Composite in the year ended 6/30/04.

Average Annual Total Returns
Periods ended 6/30/04	1 Year	Life of Fund
Valgro Fund	31.37%	-13.02%
Nasdaq Composite	26.19%	-15.82%
S&P 500	17.07%	-4.74%

Not only that, but we beat the Nasdaq Composite when it went down and when it went up.

If you bought an index or stocks that were more volatile than the Nasdaq, you would expect them to go down more when the Nasdaq went down, and up more when the Nasdaq went up, beating the Nasdaq on the way up but losing on the way down.

And if the index or stocks were less volatile than the Nasdaq, you would expect them to go down less when the Nasdaq went down, and up less when the Nasdaq went up, beating the Nasdaq on the way down but losing on the way up.

But when the Nasdaq went down, we went down less, and when the Nasdaq went up, we went up even more. So we beat it both ways.

Of course, these figures represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The data quoted is for periods ending on past dates, so returns ending exactly today would probably be higher or lower.

Click below to read our prospectus. It has the fund's investment objectives, risks, charges, expenses, and other information, so examine it before investing.

The "Life of Fund" figure represents performance starting from the Fund's 2/9/00 inception.

Valgro is a registered service mark of Valgro Investments, Inc.

[Rule 482 ad 3 page 1]

We beat the Nasdaq when
it went up. And we also beat it
when it went down. Did your fund?
www.valgro.com

[Rule 482 ad 3 page 2]

When the Nasdaq went up, our Valgro® Fund went up even more, and when the Nasdaq went down, we went down less. This is a sign of good fund management, the kind of performance you can only expect to get from active management and not from merely holding a basket of stocks or an index.

Average Annual Total Returns
Periods ended 6/30/04	1 Year	Life of Fund
Valgro Fund	31.37%	-13.02%
Nasdaq Composite	26.19%	-15.82%
S&P 500	17.07%	-4.74%

Of course, these figures represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The data quoted is for periods ending on past dates, so returns ending exactly today would probably be higher or lower.

Click below to read our prospectus. It has the fund's investment objectives, risks, charges, expenses, and other information, so examine it before investing.

The "Life of Fund" figure represents performance starting from the Fund's 2/9/00 inception.

Valgro is a registered service mark of Valgro Investments, Inc.